Consolidated Statement of Changes in Equity - CNY (¥) ¥ in Millions	Total	Share capital [member]	Other equity instruments [member]	Reserves [member]	Retained earnings [member]	Non-controlling interests [member]
Beginning balance at Dec. 31, 2017	¥ 325,310	¥ 28,265	¥ 7,791	¥ 145,675	¥ 139,202	¥ 4,377
Ending balance at Dec. 31, 2018	320,401	28,265	7,791	149,309	130,117	4,919
Net profit	11,936				11,395	541
Other comprehensive income	(2,025)			(2,070)		45
Total comprehensive income	9,911			(2,070)	11,395	586
Transactions with owners
Capital paid in by non-controlling interests	105					105
Appropriation to reserves (Note 37)				5,885	(5,885)
Dividends paid (Note 32)	(11,690)				(11,690)
Dividends to non-controlling interests	(149)					(149)
Others	(197)			(197)
Total transactions with owners	(11,931)			5,688	(17,575)	(44)
Ending balance at Dec. 31, 2018	323,290	28,265	7,791	149,293	133,022	4,919
Effect of associates' adoption of new accounting standards	(2,889)			16	(2,905)
Net profit	59,014				58,287	727
Other comprehensive income	34,912			34,847		65
Total comprehensive income	93,926			34,847	58,287	792
Transactions with owners
Appropriation to reserves (Note 37)				13,087	(13,087)
Dividends paid (Note 32)	(4,916)				(4,916)
Dividends to non-controlling interests	(133)					(133)
Reserves to retained earnings (Note 37)				(86)	86
Others	64			64
Total transactions with owners	(4,985)			13,065	(17,917)	(133)
Ending balance at Dec. 31, 2019	409,342	28,265	7,791	197,221	170,487	5,578
Net profit	51,385				50,268	1,117
Other comprehensive income	25,750			25,699		51
Total comprehensive income	77,135			25,699	50,268	1,168
Transactions with owners
Appropriation to reserves (Note 37)				16,025	(16,025)
Dividends paid (Note 32)	(20,834)				(20,834)
Dividends to non-controlling interests	(174)					(174)
Others	(8,538)		(7,791)	(1,055)		308
Total transactions with owners	(29,546)		¥ (7,791)	14,970	(36,859)	134
Ending balance at Dec. 31, 2020	¥ 456,931	¥ 28,265		¥ 237,890	¥ 183,896	¥ 6,880